UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-21574

Eaton Vance Floating-Rate Income Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Deidre E. Walsh
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617)
482-8260
(Registrant’s Telephone Number)
May 31
Date of Fiscal Year End
November 30, 2023
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Floating-Rate Income Trust (EFT)
Semiannual Report
November 30, 2023

Commodity Futures Trading Commission Registration.
The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report
November 30, 2023
Eaton Vance
Floating-Rate Income Trust

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Performance

Portfolio Manager(s)
Andrew N. Sveen, CFA, Ralph H. Hinckley, Jr., CFA, Catherine C. McDermott, Daniel P. McElaney, CFA and Sarah A. Choi
% Average Annual Total Returns 1,2	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	06/29/2004	9.69%	15.47%	4.69%	4.91%
Fund at Market Price	—	16.12	17.95	6.14	4.80

Morningstar® LSTA® US Leveraged Loan Index SM	—	7.07%	11.94%	4.91%	4.29%
% Premium/Discount to NAV 3
As of period end	(6.30)%
Distributions 4
Total Distributions per share for the period	$0.684
Distribution Rate at NAV	10.57%
Distribution Rate at Market Price	11.28
% Total Leverage 5
Borrowings	22.03%
Variable Rate Term Preferred Shares (VRTP Shares)	14.68
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Fund Profile

Top 10 Issuers (% of total investments) 1
Ultimate Software Group, Inc. (The)	1.1%
Banff Merger Sub, Inc.	0.9
Les Schwab Tire Centers	0.8
Phoenix Guarantor, Inc.	0.8
Asurion, LLC	0.8
Virgin Media Bristol, LLC	0.8
Mallinckrodt International Finance S.A.	0.8
WP CPP Holdings, LLC	0.8
Sophia, L.P.	0.8
Vision Solutions, Inc.	0.7
Total	8.3%
Top 10 Industries (% of total investments) 1
Software	13.8%
Health Care Providers & Services	5.7
Machinery	5.2
Chemicals	5.0
IT Services	3.9
Capital Markets	3.7
Specialty Retail	3.3
Commercial Services & Supplies	3.2
Hotels, Restaurants & Leisure	3.1
Professional Services	2.9
Total	49.8%

Credit Quality (% of total investments) 1,2
Footnotes:
1	Excludes cash and cash equivalents.
2	Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Endnotes and Additional Disclosures

1	Morningstar® LSTA® US Leveraged Loan Index
SM
is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan Index
SM
or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
2	Performance results reflect the effects of leverage.
3	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
4	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance. com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
5	Leverage represents the liquidation value of the Fund’s VRTP Shares and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus VRTP Shares and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.
Important Notice to Shareholders
On January 26, 2023, the Fund’s Board of Trustees voted to exempt, on a going forward basis, all prior and, until further notice, new acquisitions of Fund shares that otherwise might be deemed “Control Share Acquisitions” under the Fund’s By-Laws from the Control Share Provisions of the Fund’s By-Law.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 8.7%
Security	Principal Amount (000's omitted)	Value
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 11.491%, (3 mo. SOFR + 6.112%), 5/15/30 (1)(2)	$2,000	$ 1,801,050
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 12.514%, (3 mo. SOFR + 7.112%), 4/17/33 (1)(2)	1,300	1,223,461
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 12.676%, (3 mo. SOFR + 7.282%), 1/15/33 (1)(2)	750	745,890
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 12.406%, (3 mo. SOFR + 7.012%), 10/15/34 (1)(2)	1,000	966,792
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 12.346%, (3 mo. SOFR + 6.93%), 4/20/35 (1)(2)	1,000	971,787
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 12.807%, (3 mo. SOFR + 7.392%), 10/20/34 (1)(2)	1,500	1,465,032
Canyon Capital CLO, Ltd.:
Series 2019-2A, Class ER, 12.406%, (3 mo. SOFR + 7.012%), 10/15/34 (1)(2)	400	390,027
Series 2022-1A, Class E, 11.803%, (3 mo. SOFR + 6.40%), 4/15/35 (1)(2)	1,250	1,190,072
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 12.156%, (3 mo. SOFR + 6.762%), 1/14/32 (1)(2)	1,200	1,063,746
Series 2015-5A, Class DR, 12.377%, (3 mo. SOFR + 6.962%), 1/20/32 (1)(2)	500	432,974
Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 12.177%, (3 mo. SOFR + 6.762%), 10/20/32 (1)(2)	1,000	965,988
Clover CLO, Ltd., Series 2019-1A, Class ER, 12.095%, (3 mo. SOFR + 6.70%), 4/18/35 (1)(2)	1,000	981,000
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 12.301%, (3 mo. SOFR + 6.907%), 10/15/30 (1)(2)	1,000	970,734
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 10.927%, (3 mo. SOFR + 5.512%), 4/20/31 (1)(2)	1,000	952,740
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 11.59%, (3 mo. SOFR + 6.212%), 10/25/31 (1)(2)	250	238,331
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 11.427%, (3 mo. SOFR + 6.012%), 1/20/31 (1)(2)	1,200	1,167,115
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 12.516%, (3 mo. SOFR + 7.10%), 4/20/35 (1)(2)	1,000	965,654
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 12.444%, (3 mo. SOFR + 7.05%), 4/15/35 (1)(2)	1,000	990,971
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 11.878%, (3 mo. SOFR + 6.50%), 4/25/36 (1)(2)	1,000	968,546
Security	Principal Amount (000's omitted)	Value
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 11.514%, (3 mo. SOFR + 6.112%), 10/17/31 (1)(2)	$900	$ 890,501
Series 2014-1A, Class DR2, 11.364%, (3 mo. SOFR + 5.962%), 1/17/31 (1)(2)	1,500	1,455,822
Series 2015-1A, Class DR4, 12.129%, (3 mo. SOFR + 6.762%), 5/21/34 (1)(2)	500	481,103
Series 2019-1A, Class DR, 12.139%, (3 mo. SOFR + 6.762%), 11/14/34 (1)(2)	1,000	1,005,075
RAD CLO 5, Ltd., Series 2019-5A, Class E, 12.36%, (3 mo. SOFR + 6.962%), 7/24/32 (1)(2)	1,000	992,664
RAD CLO 7, Ltd., Series 2020-7A, Class E, 12.164%, (3 mo. SOFR + 6.762%), 4/17/33 (1)(2)	1,275	1,269,141
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 11.59%, (3 mo. SOFR + 6.212%), 10/25/31 (1)(2)	700	654,737
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 12.656%, (3 mo. SOFR + 7.262%), 1/15/33 (1)(2)	750	741,546
Vibrant CLO X, Ltd., Series 2018-10A, Class D, 11.867%, (3 mo. SOFR + 6.452%), 10/20/31 (1)(2)	850	693,399
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 12.447%, (3 mo. SOFR + 7.032%), 7/20/32 (1)(2)	1,000	919,849
Voya CLO, Ltd., Series 2013-1A, Class DR, 12.136%, (3 mo. SOFR + 6.742%), 10/15/30 (1)(2)	2,000	1,444,832
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 12.896%, (3 mo. SOFR + 7.502%), 4/15/33 (1)(2)	1,300	1,198,565
Total Asset-Backed Securities (identified cost $31,874,262)		$ 30,199,144

Closed-End Funds — 2.1%
Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$ 1,336,617
Invesco Senior Income Trust	402,161	1,608,644
Nuveen Credit Strategies Income Fund	406,731	2,045,857
Nuveen Floating Rate Income Fund	278,390	2,224,336
Total Closed-End Funds (identified cost $9,825,283)		$ 7,215,454

Common Stocks — 1.1%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services, LLC (3)(4)(5)	58	$ 0
		$ 0

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals — 0.0%
Flint Campfire Topco, Ltd., Class A (3)(4)(5)	219,691	$ 0
		$ 0
Commercial Services & Supplies — 0.2%
Monitronics International, Inc. (4)(5)	20,728	$ 435,288
Phoenix Services International, LLC (4)(5)	17,026	161,747
Phoenix Services International, LLC (4)(5)	1,554	14,763
		$ 611,798
Electronics/Electrical — 0.0%
Skillsoft Corp. (4)	2,823	$ 54,032
		$ 54,032
Entertainment — 0.1%
New Cineworld, Ltd. (4)(5)	15,478	$ 278,604
		$ 278,604
Health Care — 0.1%
Envision Parent, Inc. (4)(5)	49,670	$ 459,448
		$ 459,448
Household Durables — 0.3%
Serta Simmons Bedding, Inc. (4)(5)	81,273	$ 1,036,231
Serta SSB Equipment Co. (3)(4)(5)	81,273	0
		$ 1,036,231
Investment Companies — 0.0% (6)
Aegletes B.V. (4)(5)	15,179	$ 36,619
Jubilee Topco, Ltd., Class A (3)(4)(5)	506,431	0
		$ 36,619
Pharmaceuticals — 0.4%
Covis Midco 1 S.a.r.l., Class A (4)(5)	501	$ 255
Covis Midco 1 S.a.r.l., Class B (4)(5)	501	255
Covis Midco 1 S.a.r.l., Class C (4)(5)	501	255
Covis Midco 1 S.a.r.l., Class D (4)(5)	501	256
Covis Midco 1 S.a.r.l., Class E (4)(5)	501	256
Mallinckrodt International Finance S.A. (4)(5)	30,561	1,180,419
		$ 1,181,696
Retailers (Except Food and Drug) — 0.0% (6)
Phillips Feed Service, Inc. (3)(4)(5)	613	$ 32,169
		$ 32,169
Security	Shares	Value
Telecommunications — 0.0%
GEE Acquisition Holdings Corp. (3)(4)(5)	46,236	$ 0
		$ 0
Total Common Stocks (identified cost $5,893,410)		$ 3,690,597

Corporate Bonds — 7.5%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
TransDigm, Inc., 4.875%, 5/1/29	$700	$ 634,931
		$ 634,931
Automotive — 0.3%
Clarios Global, L.P./Clarios US Finance Co., 8.50%, 5/15/27 (1)	$1,000	$ 1,007,867
		$ 1,007,867
Building and Development — 0.3%
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28 (1)	$625	$ 594,500
Standard Industries, Inc., 4.75%, 1/15/28 (1)	625	588,034
		$ 1,182,534
Business Equipment and Services — 0.7%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26 (1)	$1,000	$ 972,395
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24 (1)	600	596,916
5.75%, 4/15/26 (1)	750	742,362
		$ 2,311,673
Cable and Satellite Television — 0.1%
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30 (1)	$625	$ 536,649
		$ 536,649
Chemicals and Plastics — 0.3%
NOVA Chemicals Corp., 4.875%, 6/1/24 (1)	$1,000	$ 989,393
		$ 989,393

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28 (1)	$625	$ 595,944
		$ 595,944
Distribution & Wholesale — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27 (1)	$625	$ 597,309
Performance Food Group, Inc., 5.50%, 10/15/27 (1)	1,000	968,950
		$ 1,566,259
Diversified Financial Services — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30 (1)	$625	$ 437,694
		$ 437,694
Engineering & Construction — 0.2%
TopBuild Corp., 3.625%, 3/15/29 (1)	$625	$ 546,603
		$ 546,603
Entertainment — 0.3%
Caesars Entertainment, Inc., 8.125%, 7/1/27 (1)	$1,000	$ 1,019,608
		$ 1,019,608
Financial Intermediaries — 0.2%
Ford Motor Credit Co., LLC, 3.625%, 6/17/31	$1,000	$ 830,978
		$ 830,978
Food Service — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC, 3.50%, 3/15/29 (1)	$625	$ 554,379
		$ 554,379
Health Care — 0.8%
Centene Corp., 3.375%, 2/15/30	$977	$ 845,542
LifePoint Health, Inc., 5.375%, 1/15/29 (1)	625	409,921
Tenet Healthcare Corp., 6.875%, 11/15/31	1,000	989,400
US Acute Care Solutions, LLC, 6.375%, 3/1/26 (1)	625	492,869
		$ 2,737,732
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29 (1)	$625	$ 541,507
		$ 541,507
Insurance — 0.3%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27 (1)	$625	$ 600,000
Security	Principal Amount (000's omitted)	Value
Insurance (continued)
AmWINS Group, Inc., 4.875%, 6/30/29 (1)	$600	$ 540,449
		$ 1,140,449
Leisure Goods/Activities/Movies — 0.3%
NCL Corp., Ltd., 5.875%, 2/15/27 (1)	$550	$ 532,999
Viking Cruises, Ltd., 5.875%, 9/15/27 (1)	625	588,994
		$ 1,121,993
Media — 0.3%
Audacy Capital Corp., 6.50%, 5/1/27 (1)(7)	$625	$ 10,937
iHeartCommunications, Inc.:
6.375%, 5/1/26	208	176,938
8.375%, 5/1/27	376	263,766
Sirius XM Radio, Inc., 4.00%, 7/15/28 (1)	625	558,945
		$ 1,010,586
Nonferrous Metals/Minerals — 0.1%
New Gold, Inc., 7.50%, 7/15/27 (1)	$474	$ 464,573
		$ 464,573
Oil and Gas — 0.5%
Neptune Energy Bondco PLC, 6.625%, 5/15/25 (1)	$1,000	$ 996,165
Permian Resources Operating, LLC, 5.375%, 1/15/26 (1)	625	605,069
		$ 1,601,234
Pipelines — 0.2%
EQM Midstream Partners, L.P., 4.75%, 1/15/31 (1)	$625	$ 557,036
		$ 557,036
Real Estate Investment Trusts (REITs) — 0.2%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26 (1)	$625	$ 566,337
		$ 566,337
Retail — 0.0% (6)
Evergreen AcqCo 1, L.P./TVI, Inc., 9.75%, 4/26/28 (1)	$54	$ 56,071
Kohl's Corp., 4.625%, 5/1/31	154	112,761
		$ 168,832
Retailers (Except Food and Drug) — 0.3%
Dave & Buster's, Inc., 7.625%, 11/1/25 (1)	$500	$ 501,787
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29 (1)	500	471,748
		$ 973,535

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Technology — 0.2%
athenahealth Group, Inc., 6.50%, 2/15/30 (1)	$625	$ 542,168
		$ 542,168
Telecommunications — 0.3%
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26 (1)	$1,000	$ 960,967
		$ 960,967
Utilities — 0.2%
NRG Energy, Inc., 3.625%, 2/15/31 (1)	$1,000	$ 818,488
		$ 818,488
Wireless Telecommunication Services — 0.2%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24 (1)	$600	$ 552,990
		$ 552,990
Total Corporate Bonds (identified cost $27,354,173)		$ 25,972,939

Senior Floating-Rate Loans — 138.4% (8)
Borrower/Description	Principal Amount * (000's omitted)		Value
Aerospace and Defense — 2.2%
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 7.722%, (3 mo. EURIBOR + 3.50%), 1/18/27	EUR	450	$ 477,580
Dynasty Acquisition Co., Inc.:
Term Loan, 9.348%, (SOFR + 4.00%), 8/24/28		1,855	1,855,519
Term Loan, 9.348%, (SOFR + 4.00%), 8/24/28		795	795,222
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.152%, (3 mo. USD LIBOR + 6.50%), 7/18/23 (3)		408	316,279
WP CPP Holdings, LLC, Term Loan, 9.29%, (SOFR + 3.75%), 4/30/25		4,215	4,168,678
			$ 7,613,278
Airlines — 1.0%
American Airlines, Inc., Term Loan, 10.427%, (SOFR + 4.75%), 4/20/28		2,745	$ 2,791,750
Mileage Plus Holdings, LLC, Term Loan, 10.798%, (SOFR + 5.25%), 6/21/27		600	619,364
			$ 3,411,114
Borrower/Description	Principal Amount * (000's omitted)		Value
Apparel & Luxury Goods — 0.8%
Gloves Buyer, Inc.:
Term Loan, 9.343%, (SOFR + 4.00%), 12/29/27		1,663	$ 1,633,783
Term Loan, 10.343%, (SOFR + 5.00%), 12/29/27		599	586,530
Hanesbrands, Inc., Term Loan, 9.098%, (SOFR + 3.75%), 3/8/30		373	364,730
			$ 2,585,043
Auto Components — 4.0%
Adient US, LLC, Term Loan, 8.713%, (SOFR + 3.25%), 4/10/28		1,626	$ 1,629,450
Autokiniton US Holdings, Inc., Term Loan, 9.963%, (SOFR + 4.50%), 4/6/28		3,254	3,262,335
Clarios Global, L.P.:
Term Loan, 7.097%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	630	686,744
Term Loan, 9.098%, (SOFR + 3.75%), 5/6/30		2,125	2,130,844
DexKo Global, Inc.:
Term Loan, 7.972%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	240	252,008
Term Loan, 7.972%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	535	562,581
Term Loan, 9.402%, (SOFR + 3.75%), 10/4/28		690	677,261
Garrett LX I S.a.r.l., Term Loan, 8.895%, (SOFR + 3.25%), 4/30/28		760	760,449
Garrett Motion, Inc., Term Loan, 9.883%, (SOFR + 4.50%), 4/30/28		679	683,661
LSF12 Badger Bidco, LLC, Term Loan, 11.348%, (SOFR + 6.00%), 8/30/30		300	299,625
LTI Holdings, Inc., Term Loan, 10.213%, (SOFR + 4.75%), 7/24/26		589	552,781
RealTruck Group, Inc.:
Term Loan, 8.963%, (SOFR + 3.50%), 1/31/28		1,814	1,747,119
Term Loan, 10.436%, (SOFR + 5.00%), 1/31/28		700	686,000
			$ 13,930,858
Automobiles — 0.6%
MajorDrive Holdings IV, LLC:
Term Loan, 9.652%, (SOFR + 4.00%), 6/1/28		660	$ 651,771
Term Loan, 11.04%, (SOFR + 5.50%), 6/1/29		1,478	1,470,112
			$ 2,121,883
Beverages — 1.3%
Arterra Wines Canada, Inc., Term Loan, 9.152%, (SOFR + 3.50%), 11/24/27		1,070	$ 1,020,107

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)	Value
Beverages (continued)
City Brewing Company, LLC, Term Loan, 9.164%, (SOFR + 3.50%), 4/5/28	1,259	$ 1,023,792
Triton Water Holdings, Inc., Term Loan, 8.902%, (SOFR + 3.25%), 3/31/28	2,444	2,406,527
		$ 4,450,426
Biotechnology — 0.2%
Alkermes, Inc., Term Loan, 7.946%, (SOFR + 2.50%), 3/12/26	383	$ 382,302
Alltech, Inc., Term Loan, 9.355%, (SOFR + 4.00%), 10/13/28	418	412,865
		$ 795,167
Building Products — 1.9%
Cornerstone Building Brands, Inc., Term Loan, 8.673%, (SOFR + 3.25%), 4/12/28	1,797	$ 1,758,886
LHS Borrower, LLC, Term Loan, 10.198%, (SOFR + 4.75%), 2/16/29	1,023	901,747
MI Windows and Doors, LLC, Term Loan, 8.948%, (SOFR + 3.50%), 12/18/27	2,024	2,029,125
Oscar AcquisitionCo, LLC, Term Loan, 9.99%, (SOFR + 4.50%), 4/29/29	817	801,232
Standard Industries, Inc., Term Loan, 7.699%, (SOFR + 2.25%), 9/22/28	934	935,832
		$ 6,426,822
Capital Markets — 5.9%
Advisor Group, Inc., Term Loan, 9.848%, (SOFR + 4.50%), 8/17/28	2,362	$ 2,366,494
AllSpring Buyer, LLC, Term Loan, 8.949%, (SOFR + 3.25%), 11/1/28	1,333	1,316,706
Aretec Group, Inc., Term Loan, 9.948%, (SOFR + 4.50%), 8/9/30	4,158	4,107,618
Citadel Securities, L.P., Term Loan, 7.963%, (SOFR + 2.50%), 7/29/30	748	748,720
Citco Funding, LLC, Term Loan, 8.633%, (SOFR + 3.25%), 4/27/28	800	802,500
Edelman Financial Center, LLC, Term Loan, 8.963%, (SOFR + 3.50%), 4/7/28	2,495	2,474,179
EIG Management Company, LLC, Term Loan, 9.198%, (SOFR + 3.75%), 2/22/25	260	259,875
FinCo I, LLC, Term Loan, 8.383%, (SOFR + 3.00%), 6/27/29	1,247	1,250,460
Focus Financial Partners, LLC:
Term Loan, 8.598%, (SOFR + 3.25%), 6/30/28	1,072	1,073,090
Term Loan, 8.848%, (SOFR + 3.50%), 6/30/28	625	626,237
Borrower/Description	Principal Amount * (000's omitted)		Value
Capital Markets (continued)
HighTower Holdings, LLC, Term Loan, 9.38%, (SOFR + 4.00%), 4/21/28		1,985	$ 1,978,195
Hudson River Trading, LLC, Term Loan, 8.463%, (SOFR + 3.00%), 3/20/28		1,724	1,714,143
Mariner Wealth Advisors, LLC, Term Loan, 8.901%, (SOFR + 3.25%), 8/18/28		1,668	1,653,823
			$ 20,372,040
Chemicals — 8.0%
Aruba Investments, Inc.:
Term Loan, 7.847%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	512	$ 527,925
Term Loan, 9.448%, (SOFR + 4.00%), 11/24/27		1,524	1,507,710
Axalta Coating Systems U.S. Holdings, Inc.:
Term Loan, 12/20/29 (9)		110	110,848
Term Loan, 12/20/29 (9)		1,884	1,891,012
Charter NEX US, Inc., Term Loan, 9.213%, (SOFR + 3.75%), 12/1/27		1,234	1,230,910
CPC Acquisition Corp., Term Loan, 9.402%, (SOFR + 3.75%), 12/29/27		717	541,501
Flint Group Midco Ltd.:
Term Loan, 10.674%, (SOFR + 5.26%), 9.924% cash, 0.75% PIK, 12/31/26		386	357,991
Term Loan, 12.674%, (SOFR + 7.26%), 5.774% cash, 6.90% PIK, 12/31/27		188	137,150
Term Loan - Second Lien, 12.674%, (SOFR + 7.26%), 5.774% cash, 6.90% PIK, 12/31/27		251	41,375
Gemini HDPE, LLC, Term Loan, 8.645%, (SOFR + 3.00%), 12/31/27		729	726,252
Groupe Solmax, Inc., Term Loan, 10.259%, (SOFR + 4.75%), 5/29/28 (10)		1,515	1,409,224
INEOS Enterprises Holdings II Ltd., Term Loan, 7.964%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	200	215,360
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 9.238%, (SOFR + 3.75%), 7/8/30		1,075	1,057,531
INEOS Finance PLC:
Term Loan, 6.597%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	625	652,817
Term Loan, 7.847%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	4	4,093
INEOS Quattro Holdings UK, Ltd.:
Term Loan, 7.847%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	275	287,813
Term Loan, 9.198%, (SOFR + 3.75%), 3/14/30		848	821,379
Term Loan, 9.698%, (SOFR + 4.25%), 4/2/29		1,955	1,908,569
INEOS US Finance, LLC:
Term Loan, 7.948%, (SOFR + 2.50%), 11/8/28		517	513,085
Term Loan, 8.948%, (SOFR + 3.50%), 2/18/30		748	743,048

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)		Value
Chemicals (continued)
Kraton Corporation, Term Loan, 8.921%, (SOFR + 3.25%), 3/15/29		1,138	$ 1,096,641
Kraton Polymers Holdings B.V., Term Loan, 7.25%, (EURIBOR + 3.25%), 3/15/29 (10)	EUR	300	311,855
Lonza Group AG, Term Loan, 9.415%, (SOFR + 3.93%), 7/3/28		2,469	2,106,246
Momentive Performance Materials, Inc., Term Loan, 9.848%, (SOFR + 4.50%), 3/29/28		1,918	1,838,996
Olympus Water US Holding Corporation:
Term Loan, 9.99%, (SOFR + 4.50%), 11/9/28		345	345,073
Term Loan, 10.39%, (SOFR + 5.00%), 11/9/28		2,000	2,008,250
Rohm Holding GmbH, Term Loan, 10.881%, (SOFR + 5.00%), 7/31/26		1,460	1,310,145
SCUR-Alpha 1503 GmbH, Term Loan, 10.883%, (SOFR + 5.50%), 3/29/30		498	442,778
Starfruit Finco B.V., Term Loan, 9.423%, (SOFR + 4.00%), 4/3/28		623	619,801
Tronox Finance, LLC, Term Loan, 8.848%, (SOFR + 3.50%), 8/16/28		500	499,375
W.R. Grace & Co.-Conn., Term Loan, 9.402%, (SOFR + 3.75%), 9/22/28		2,432	2,429,407
			$ 27,694,160
Commercial Services & Supplies — 5.0%
Albion Financing 3 S.a.r.l.:
Term Loan, 10.878%, (SOFR + 5.50%), 8/17/26		274	$ 274,138
Term Loan, 10.924%, (SOFR + 5.25%), 8/17/26		1,351	1,353,190
Allied Universal Holdco, LLC, Term Loan, 9.198%, (SOFR + 3.75%), 5/12/28		1,991	1,941,822
Belfor Holdings, Inc., Term Loan, 9.098%, (SOFR + 3.75%), 11/1/30		650	650,813
EnergySolutions, LLC, Term Loan, 9.382%, (SOFR + 4.00%), 9/20/30		1,684	1,681,527
Garda World Security Corporation, Term Loan, 9.746%, (SOFR + 4.25%), 10/30/26		2,426	2,425,323
GFL Environmental, Inc., Term Loan, 7.912%, (SOFR + 2.50%), 5/31/27		28	27,865
JFL-Tiger Acquisition Co., Inc., Term Loan, 10.403%, (SOFR + 5.00%), 10/17/30		725	721,979
LABL, Inc., Term Loan, 10.448%, (SOFR + 5.00%), 10/29/28		614	581,824
Monitronics International, Inc., Term Loan, 13.145%, (SOFR + 7.50%), 6/30/28		1,142	1,152,380
Phoenix Services International, LLC, Term Loan, 11.448%, (SOFR + 6.10%), 6/30/28		205	192,062
SITEL Worldwide Corporation, Term Loan, 9.098%, (SOFR + 3.75%), 8/28/28		2,291	2,192,067
Borrower/Description	Principal Amount * (000's omitted)		Value
Commercial Services & Supplies (continued)
Tempo Acquisition, LLC, Term Loan, 8.098%, (SOFR + 2.75%), 8/31/28		1,616	$ 1,618,813
TMF Group Holding B.V., Term Loan, 10.414%, (SOFR + 5.00%), 5/3/28		375	377,109
TruGreen Limited Partnership, Term Loan, 9.448%, (SOFR + 4.00%), 11/2/27		2,098	1,977,559
			$ 17,168,471
Communications Equipment — 0.1%
Digi International, Inc., Term Loan, 10.463%, (SOFR + 5.00%), 11/1/28		290	$ 291,007
			$ 291,007
Construction Materials — 0.7%
Quikrete Holdings, Inc., Term Loan, 8.213%, (SOFR + 2.75%), 3/19/29		2,463	$ 2,466,502
			$ 2,466,502
Consumer Staples Distribution & Retail — 0.6%
Cardenas Markets, Inc., Term Loan, 12.24%, (SOFR + 6.75%), 8/1/29		423	$ 423,481
Peer Holding III B.V.:
Term Loan, 7.722%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	550	598,894
Term Loan, 10/28/30 (9)		1,125	1,125,234
			$ 2,147,609
Containers & Packaging — 2.1%
Berlin Packaging, LLC, Term Loan, 9.195%, (SOFR + 3.75%), 3/11/28 (10)		1,775	$ 1,759,383
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.623%, (SOFR + 4.18%), 4/13/29		2,498	2,481,703
Pretium Packaging, LLC, Term Loan - Second Lien, 9.995%, (SOFR + 4.60%), 10/2/28		483	377,389
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 12.19%, (SOFR + 6.75%), 10/1/29		300	126,500
Proampac PG Borrower, LLC, Term Loan, 9.881%, (SOFR + 4.50%), 9/15/28		1,150	1,144,250
Trident TPI Holdings, Inc., Term Loan, 9.89%, (SOFR + 4.50%), 9/15/28		1,257	1,237,698
			$ 7,126,923
Distributors — 0.0% (6)
Phillips Feed Service, Inc., Term Loan, 12.448%, (SOFR + 7.00%), 11/13/24 (3)		111	$ 89,145
			$ 89,145

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)		Value
Diversified Consumer Services — 1.1%
Ascend Learning, LLC, Term Loan, 8.948%, (SOFR + 3.50%), 12/11/28		565	$ 553,020
KUEHG Corp., Term Loan, 10.39%, (SOFR + 5.00%), 6/12/30		2,100	2,105,414
Sotheby's, Term Loan, 10.156%, (SOFR + 4.50%), 1/15/27		828	808,572
Spring Education Group, Inc., Term Loan, 9.914%, (SOFR + 4.50%), 10/4/30		375	374,961
			$ 3,841,967
Diversified Financial Services — 0.5%
Concorde Midco, Ltd., Term Loan, 7.892%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	575	$ 612,588
Sandy BidCo B.V., Term Loan, 7.876%, (6 mo. EURIBOR + 3.75%), 8/17/29	EUR	950	1,021,149
			$ 1,633,737
Diversified Telecommunication Services — 2.2%
Altice France S.A., Term Loan, 10.894%, (SOFR + 5.50%), 8/15/28		1,234	$ 1,058,582
GEE Holdings 2, LLC:
Term Loan, 13.50%, (SOFR + 8.00%), 3/24/25		408	371,315
Term Loan - Second Lien, 13.75%, (SOFR + 8.25%), 7.00% cash, 6.75% PIK, 3/23/26		920	551,792
Virgin Media Bristol, LLC, Term Loan, 8.687%, (SOFR + 3.25%), 1/31/29		4,250	4,217,534
Zayo Group Holdings, Inc., Term Loan, 7.097%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	1,414	1,315,914
			$ 7,515,137
Electrical Equipment — 0.4%
AZZ, Inc., Term Loan, 9.098%, (SOFR + 3.75%), 5/13/29		1,314	$ 1,319,192
			$ 1,319,192
Electronic Equipment, Instruments & Components — 2.8%
Chamberlain Group, Inc., Term Loan, 8.698%, (SOFR + 3.25%), 11/3/28		1,326	$ 1,301,597
Creation Technologies, Inc., Term Loan, 11.176%, (SOFR + 5.50%), 10/5/28		1,332	1,272,275
Ingram Micro, Inc., Term Loan, 8.653%, (SOFR + 3.00%), 6/30/28		2,750	2,748,281
Mirion Technologies, Inc., Term Loan, 8.402%, (SOFR + 2.75%), 10/20/28		523	523,717
MX Holdings US, Inc., Term Loan, 7/31/28 (9)		250	250,469
Borrower/Description	Principal Amount * (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Robertshaw US Holding Corp.:
Term Loan, 18.494%, (SOFR + 13.00%), 13.494% cash, 5.00% PIK, 2/28/27		241	$ 243,011
Term Loan - Second Lien, 12.49%, (SOFR + 7.00%), 2/28/27		1,016	838,319
Verifone Systems, Inc., Term Loan, 9.641%, (SOFR + 4.00%), 8/20/25		1,213	1,155,218
Verisure Holding AB:
Term Loan, 6.969%, (3 mo. EURIBOR + 3.00%), 7/20/26	EUR	325	352,473
Term Loan, 6.972%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	850	915,573
			$ 9,600,933
Energy Equipment & Services — 0.2%
Ameriforge Group, Inc., Term Loan, 18.436%, (SOFR + 13.00%), 13.436% cash, 5.00% PIK, 2/1/26 (3)(11)		57	$ 45,547
GIP Pilot Acquisition Partners L.P., Term Loan, 8.388%, (SOFR + 3.00%), 10/4/30		475	475,000
			$ 520,547
Engineering & Construction — 1.0%
Aegion Corporation, Term Loan, 10.395%, (SOFR + 4.75%), 5/17/28		1,284	$ 1,272,987
American Residential Services, LLC, Term Loan, 9.152%, (SOFR + 3.50%), 10/15/27		608	606,293
Northstar Group Services, Inc., Term Loan, 10.963%, (SOFR + 5.50%), 11/12/26		1,493	1,492,523
			$ 3,371,803
Entertainment — 1.1%
City Football Group Limited, Term Loan, 8.455%, (SOFR + 3.00%), 7/21/28		983	$ 978,201
Crown Finance US, Inc., Term Loan, 7.381%, (SOFR + 1.50%), 7/31/28		331	338,495
EP Purchaser, LLC, Term Loan, 9.152%, (SOFR + 3.50%), 11/6/28		345	338,861
Renaissance Holding Corp., Term Loan, 10.098%, (SOFR + 4.75%), 4/5/30		1,925	1,925,362
Vue International Bidco PLC:
Term Loan, 12.13%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	76	80,872
Term Loan, 12.63%, (EURIBOR + 8.50%), 6.13% cash, 6.50% PIK, 12/31/27	EUR	530	199,909
			$ 3,861,700
Financial Services — 1.3%
GTCR W Merger Sub, LLC, Term Loan, 9/20/30 (9)		3,025	$ 3,026,891

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)		Value
Financial Services (continued)
NCR Atleos, LLC, Term Loan, 10.198%, (SOFR + 4.75%), 3/27/29		1,350	$ 1,325,250
			$ 4,352,141
Food Products — 1.4%
8th Avenue Food & Provisions, Inc., Term Loan, 10.213%, (SOFR + 4.75%), 10/1/25		490	$ 463,662
Badger Buyer Corp., Term Loan, 8.963%, (SOFR + 3.50%), 9/30/24		353	315,488
CHG PPC Parent, LLC, Term Loan, 8.463%, (SOFR + 3.00%), 12/8/28		394	394,466
Del Monte Foods, Inc., Term Loan, 9.704%, (SOFR + 4.25%), 5/16/29		893	886,414
Nomad Foods US, LLC, Term Loan, 11/13/29 (9)		2,000	2,003,626
United Petfood Group B.V., Term Loan, 6.852%, (6 mo. EURIBOR + 2.75%), 4/23/28	EUR	775	826,716
			$ 4,890,372
Gas Utilities — 0.9%
CQP Holdco, L.P., Term Loan, 8.99%, (SOFR + 3.50%), 6/5/28		2,913	$ 2,922,246
			$ 2,922,246
Health Care Equipment & Supplies — 1.7%
Artivion, Inc., Term Loan, 8.963%, (SOFR + 3.50%), 6/1/27		495	$ 480,174
Bayou Intermediate II, LLC, Term Loan, 10.154%, (SOFR + 4.50%), 8/2/28		1,757	1,687,107
Journey Personal Care Corp., Term Loan, 9.981%, (6 mo. USD LIBOR + 4.25%), 3/1/28		2,593	2,508,283
Medline Borrower, L.P., Term Loan, 8.463%, (SOFR + 3.00%), 10/23/28		1,231	1,232,917
			$ 5,908,481
Health Care Providers & Services — 9.0%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 9.402%, (SOFR + 3.75%), 9/7/28		1,629	$ 1,628,568
Biogroup-LCD, Term Loan, 7.216%, (3 mo. EURIBOR + 3.25%), 2/9/28	EUR	250	260,503
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.39%, (SOFR + 8.00%), 1/15/26		2,485	2,124,294
Cano Health, LLC, Term Loan, 9.533%, (SOFR + 4.00%), 11/23/27 (10)		2,487	1,071,720
CCRR Parent, Inc., Term Loan, 9.213%, (SOFR + 3.75%), 3/6/28		2,675	2,534,487
Borrower/Description	Principal Amount * (000's omitted)		Value
Health Care Providers & Services (continued)
Cerba Healthcare S.A.S.:
Term Loan, 7.547%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	450	$ 445,566
Term Loan, 7.847%, (1 mo. EURIBOR + 4.00%), 2/16/29	EUR	525	522,603
CHG Healthcare Services, Inc.:
Term Loan, 8.713%, (SOFR + 3.25%), 9/29/28		1,675	1,672,687
Term Loan, 9.145%, (SOFR + 3.75%), 9/29/28		400	400,200
CNT Holdings I Corp., Term Loan, 8.926%, (SOFR + 3.50%), 11/8/27		1,564	1,568,115
Covis Finco S.a.r.l., Term Loan, 12.04%, (SOFR + 6.50%), 2/18/27		617	438,420
Electron BidCo, Inc., Term Loan, 8.463%, (SOFR + 3.00%), 11/1/28		690	689,931
Ensemble RCM, LLC, Term Loan, 9.233%, (SOFR + 3.75%), 8/3/26		373	373,795
IVC Acquisition, Ltd.:
Term Loan, 7.571%, (6 mo. EURIBOR + 3.50%), 2/13/26	EUR	1,350	1,473,150
Term Loan, 11/17/28 (9)		1,025	1,018,594
LSCS Holdings, Inc., Term Loan, 9.963%, (SOFR + 4.61%), 12/16/28		639	631,707
Medical Solutions Holdings, Inc., Term Loan, 8.698%, (SOFR + 3.25%), 11/1/28		2,497	2,283,121
National Mentor Holdings, Inc.:
Term Loan, 9.207%, (SOFR + 3.75%), 3/2/28 (10)		1,745	1,594,918
Term Loan, 9.24%, (SOFR + 3.75%), 3/2/28		52	47,203
Option Care Health, Inc., Term Loan, 8.213%, (SOFR + 2.75%), 10/27/28		368	369,957
Pacific Dental Services, LLC, Term Loan, 8.957%, (SOFR + 3.50%), 5/5/28		786	786,972
Phoenix Guarantor, Inc.:
Term Loan, 8.713%, (SOFR + 3.25%), 3/5/26		2,931	2,928,954
Term Loan, 8.963%, (SOFR + 3.50%), 3/5/26		1,515	1,513,736
Sound Inpatient Physicians, Term Loan, 8.645%, (SOFR + 3.00%), 6/27/25		474	162,852
Surgery Center Holdings, Inc., Term Loan, 9.205%, (SOFR + 3.75%), 8/31/26		2,248	2,251,351
Synlab Bondco PLC, Term Loan, 6.392%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	325	349,871
TTF Holdings, LLC, Term Loan, 3/31/28 (9)		2,000	2,004,166
			$ 31,147,441
Health Care Technology — 3.3%
Athenahealth Group, Inc., Term Loan, 8.598%, (SOFR + 3.25%), 2/15/29		1,776	$ 1,747,703
Certara, L.P., Term Loan, 9.15%, (SOFR + 3.50%), 8/15/26		940	942,201

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)	Value
Health Care Technology (continued)
Imprivata, Inc.:
Term Loan, 9.213%, (SOFR + 3.75%), 12/1/27	980	$ 982,044
Term Loan, 9.57%, (SOFR + 4.25%), 12/1/27	198	198,364
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.463%, (SOFR + 4.00%), 12/18/28	960	765,899
Term Loan - Second Lien, 12.213%, (SOFR + 6.75%), 12/17/29	625	367,708
Navicure, Inc., Term Loan, 9.463%, (SOFR + 4.00%), 10/22/26	1,544	1,549,549
PointClickCare Technologies, Inc., Term Loan, 8.765%, (SOFR + 3.00%), 12/29/27	658	658,125
Project Ruby Ultimate Parent Corp., Term Loan, 8.713%, (SOFR + 3.25%), 3/10/28	1,219	1,210,371
Symplr Software, Inc., Term Loan, 9.983%, (SOFR + 4.50%), 12/22/27	1,773	1,546,605
Verscend Holding Corp., Term Loan, 9.463%, (SOFR + 4.00%), 8/27/25	1,558	1,560,801
		$ 11,529,370
Hotels, Restaurants & Leisure — 4.9%
Carnival Corporation, Term Loan, 8.713%, (SOFR + 3.25%), 10/18/28	3,593	$ 3,580,569
ClubCorp Holdings, Inc., Term Loan, 10.649%, (SOFR + 5.00%), 9/18/26	1,381	1,326,086
Fertitta Entertainment, LLC, Term Loan, 9.348%, (SOFR + 4.00%), 1/27/29	1,990	1,976,632
Flutter Entertainment PLC, Term Loan, 11/25/30 (9)	3,025	3,023,739
Great Canadian Gaming Corporation, Term Loan, 9.658%, (SOFR + 4.00%), 11/1/26	1,506	1,509,859
Ontario Gaming GTA L.P., Term Loan, 9.64%, (SOFR + 4.25%), 8/1/30	400	401,312
Oravel Stays Singapore Pte., Ltd., Term Loan, 13.908%, (SOFR + 8.25%), 6/23/26	412	382,590
Playa Resorts Holding B.V., Term Loan, 9.58%, (SOFR + 4.25%), 1/5/29	2,035	2,039,347
Scientific Games Holdings, L.P., Term Loan, 8.914%, (SOFR + 3.50%), 4/4/29	1,985	1,978,295
SeaWorld Parks & Entertainment, Inc., Term Loan, 8.463%, (SOFR + 3.00%), 8/25/28	760	759,636
		$ 16,978,065
Household Durables — 1.7%
ACProducts, Inc., Term Loan, 9.902%, (SOFR + 4.25%), 5/17/28	2,077	$ 1,717,142
Libbey Glass, Inc., Term Loan, 11.941%, (SOFR + 6.50%), 11/22/27	706	672,912
Borrower/Description	Principal Amount * (000's omitted)		Value
Household Durables (continued)
Serta Simmons Bedding, LLC, Term Loan, 12.824%, (SOFR + 7.50%), 6/29/28		1,570	$ 1,549,660
Solis IV B.V., Term Loan, 8.88%, (SOFR + 3.50%), 2/26/29		1,982	1,921,731
			$ 5,861,445
Household Products — 0.8%
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.402%, (SOFR + 3.75%), 12/22/26		1,883	$ 1,867,247
Term Loan, 11.538%, (SOFR + 6.00%), 12/22/26		833	835,887
			$ 2,703,134
Insurance — 3.0%
Alliant Holdings Intermediate, LLC, Term Loan, 8.831%, (SOFR + 3.50%), 11/5/27		1,097	$ 1,099,674
AmWINS Group, Inc., Term Loan, 8.213%, (SOFR + 2.75%), 2/19/28		645	647,191
AssuredPartners, Inc.:
Term Loan, 8.963%, (SOFR + 3.50%), 2/12/27		1,368	1,368,509
Term Loan, 8.963%, (SOFR + 3.50%), 2/12/27		1,369	1,369,071
Financiere CEP S.A.S., Term Loan, 7.972%, (3 mo. EURIBOR + 3.75%), 6/18/27	EUR	550	592,688
NFP Corp., Term Loan, 8.713%, (SOFR + 3.25%), 2/16/27		2,150	2,144,834
Ryan Specialty Group, LLC, Term Loan, 8.448%, (SOFR + 3.00%), 9/1/27		2,932	2,939,625
			$ 10,161,592
Interactive Media & Services — 1.8%
Adevinta ASA:
Term Loan, 6.472%, (3 mo. EURIBOR + 2.50%), 6/26/28	EUR	854	$ 931,189
Term Loan, 8.322%, (SOFR + 2.75%), 6/26/28		182	182,566
Arches Buyer, Inc., Term Loan, 8.698%, (SOFR + 3.25%), 12/6/27		1,980	1,950,724
Buzz Finco, LLC:
Term Loan, 8.198%, (SOFR + 2.75%), 1/29/27		579	580,628
Term Loan, 8.698%, (SOFR + 3.25%), 1/29/27		67	67,183
Foundational Education Group, Inc., Term Loan, 9.895%, (SOFR + 4.25%), 8/31/28		1,449	1,398,466
Getty Images, Inc., Term Loan, 9.99%, (SOFR + 4.50%), 2/19/26		1,092	1,094,354
			$ 6,205,110

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)		Value
IT Services — 6.2%
Asurion, LLC:
Term Loan, 9.448%, (SOFR + 4.00%), 8/19/28		1,223	$ 1,199,022
Term Loan - Second Lien, 10.713%, (SOFR + 5.25%), 1/31/28		2,070	1,865,587
Term Loan - Second Lien, 10.713%, (SOFR + 5.25%), 1/20/29		1,425	1,263,351
Endure Digital, Inc., Term Loan, 9.422%, (SOFR + 3.50%), 2/10/28		4,017	3,887,730
Gainwell Acquisition Corp., Term Loan, 9.49%, (SOFR + 4.00%), 10/1/27		4,218	4,078,107
Go Daddy Operating Company, LLC, Term Loan, 7.848%, (SOFR + 2.50%), 11/9/29		1,990	1,995,805
NAB Holdings, LLC, Term Loan, 8.54%, (SOFR + 3.00%), 11/23/28		3,200	3,204,708
Rackspace Technology Global, Inc., Term Loan, 8.187%, (SOFR + 2.75%), 2/15/28		3,040	1,258,943
Sedgwick Claims Management Services, Inc., Term Loan, 9.098%, (SOFR + 3.75%), 2/24/28		1,225	1,226,981
Skopima Merger Sub, Inc., Term Loan, 9.463%, (SOFR + 4.00%), 5/12/28		1,544	1,526,376
			$ 21,506,610
Leisure Products — 0.8%
Amer Sports Oyj, Term Loan, 7.948%, (3 mo. EURIBOR + 4.00%), 3/30/26	EUR	1,813	$ 1,972,907
Fender Musical Instruments Corporation, Term Loan, 9.441%, (SOFR + 4.00%), 12/1/28		270	264,447
Recess Holdings, Inc., Term Loan, 9.388%, (SOFR + 4.00%), 3/29/27		600	603,000
			$ 2,840,354
Life Sciences Tools & Services — 2.0%
Cambrex Corporation, Term Loan, 8.948%, (SOFR + 3.50%), 12/4/26		313	$ 299,996
Curia Global, Inc., Term Loan, 9.233%, (SOFR + 3.75%), 8/30/26 (10)		1,947	1,632,992
IQVIA, Inc., Term Loan, 1/2/31 (9)		1,300	1,304,063
LGC Group Holdings, Ltd., Term Loan, 7.097%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	500	535,293
Loire Finco Luxembourg S.a.r.l., Term Loan, 8.948%, (SOFR + 3.50%), 4/21/27		363	355,431
Packaging Coordinators Midco, Inc., Term Loan, 9.152%, (SOFR + 3.50%), 11/30/27		1,464	1,460,458
Star Parent, Inc., Term Loan, 9.386%, (SOFR + 4.00%), 9/27/30		1,425	1,396,426
			$ 6,984,659
Borrower/Description	Principal Amount * (000's omitted)		Value
Machinery — 8.3%
AI Aqua Merger Sub, Inc., Term Loan, 9.071%, (SOFR + 3.75%), 7/31/28		2,173	$ 2,138,103
American Trailer World Corp., Term Loan, 9.198%, (SOFR + 3.75%), 3/3/28		1,295	1,229,798
Apex Tool Group, LLC, Term Loan, 10.685%, (SOFR + 5.25%), 2/8/29		2,243	1,970,873
Barnes Group, Inc., Term Loan, 8.448%, (SOFR + 3.00%), 9/3/30		525	525,000
Clark Equipment Company, Term Loan, 7.99%, (SOFR + 2.50%), 4/20/29		874	875,655
Conair Holdings, LLC, Term Loan, 9.213%, (SOFR + 3.75%), 5/17/28		2,156	2,070,433
EMRLD Borrower, L.P., Term Loan, 8.348%, (SOFR + 3.00%), 5/31/30		1,100	1,101,965
Engineered Machinery Holdings, Inc., Term Loan, 9.152%, (SOFR + 3.50%), 5/19/28		3,238	3,147,119
Filtration Group Corporation, Term Loan, 8.963%, (SOFR + 3.50%), 10/21/28		637	637,000
Gates Global, LLC, Term Loan, 7.948%, (SOFR + 2.50%), 3/31/27		2,590	2,592,233
Icebox Holdco III, Inc., Term Loan, 9.152%, (SOFR + 3.50%), 12/22/28		715	703,279
Madison IAQ, LLC, Term Loan, 8.699%, (SOFR + 3.25%), 6/21/28		2,444	2,411,676
Pro Mach Group, Inc., Term Loan, 9.463%, (SOFR + 4.00%), 8/31/28		1,492	1,496,138
Roper Industrial Products Investment Company, LLC, Term Loan, 9.89%, (SOFR + 4.50%), 11/22/29		1,318	1,320,964
SPX Flow, Inc., Term Loan, 9.948%, (SOFR + 4.50%), 4/5/29		1,939	1,937,162
Titan Acquisition Limited, Term Loan, 8.731%, (3 mo. USD LIBOR + 3.00%), 3/28/25		1,959	1,944,759
TK Elevator Topco GmbH, Term Loan, 7.597%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	525	568,820
Vertical US Newco, Inc., Term Loan, 9.381%, (SOFR + 3.50%), 7/30/27		1,310	1,311,281
Zephyr German BidCo GmbH, Term Loan, 7.833%, (3 mo. EURIBOR + 3.85%), 3/10/28	EUR	650	667,904
			$ 28,650,162
Media — 2.0%
Gray Television, Inc.:
Term Loan, 7.935%, (SOFR + 2.50%), 1/2/26		637	$ 636,948
Term Loan, 8.435%, (SOFR + 3.00%), 12/1/28		835	814,479
Hubbard Radio, LLC, Term Loan, 9.713%, (1 mo. USD LIBOR + 4.25%), 3/28/25		594	520,896
MJH Healthcare Holdings, LLC, Term Loan, 8.948%, (SOFR + 3.50%), 1/28/29		246	245,173

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)	Value
Media (continued)
Recorded Books, Inc., Term Loan, 9.598%, (SOFR + 4.25%), 8/29/25	1,448	$ 1,447,936
Sinclair Television Group, Inc.:
Term Loan, 7.963%, (SOFR + 2.50%), 9/30/26	648	566,829
Term Loan, 8.463%, (SOFR + 3.00%), 4/1/28	442	343,553
Univision Communications, Inc., Term Loan, 8.713%, (SOFR + 3.25%), 3/15/26	2,151	2,151,397
		$ 6,727,211
Metals/Mining — 0.7%
Arsenal AIC Parent, LLC, Term Loan, 9.848%, (SOFR + 4.50%), 8/18/30	775	$ 776,647
Dynacast International, LLC, Term Loan, 14.488%, (SOFR + 9.00%), 10/22/25	362	273,458
PMHC II, Inc., Term Loan, 9.807%, (SOFR + 4.25%), 4/23/29	1,191	1,068,537
WireCo WorldGroup, Inc., Term Loan, 9.696%, (SOFR + 4.25%), 11/13/28	393	394,725
		$ 2,513,367
Oil, Gas & Consumable Fuels — 2.5%
ITT Holdings, LLC, Term Loan, 8.698%, (SOFR + 3.25%), 10/5/30	850	$ 850,708
Matador Bidco S.a.r.l., Term Loan, 9.948%, (SOFR + 4.50%), 10/15/26	3,586	3,601,323
Oryx Midstream Services Permian Basin, LLC, Term Loan, 8.694%, (SOFR + 3.25%), 10/5/28	929	929,995
Oxbow Carbon, LLC, Term Loan, 9.469%, (SOFR + 4.00%), 5/10/30 (10)	549	548,396
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 13.463%, (SOFR + 8.00%), 8/27/26	360	359,488
UGI Energy Services, LLC, Term Loan, 8.698%, (SOFR + 3.25%), 2/22/30	2,376	2,383,485
		$ 8,673,395
Personal Products — 0.6%
Olaplex, Inc., Term Loan, 8.948%, (SOFR + 3.50%), 2/23/29	992	$ 915,529
Sunshine Luxembourg VII S.a.r.l., Term Loan, 8.99%, (SOFR + 3.50%), 10/1/26	1,219	1,224,082
		$ 2,139,611
Pharmaceuticals — 2.0%
Bausch Health Companies, Inc., Term Loan, 10.691%, (SOFR + 5.25%), 2/1/27	1,608	$ 1,227,332
Ceva Sante Animale, Term Loan, 9.616%, (SOFR + 4.25%), 11/1/30	400	400,000
Borrower/Description	Principal Amount * (000's omitted)		Value
Pharmaceuticals (continued)
Jazz Financing Lux S.a.r.l., Term Loan, 8.963%, (SOFR + 3.50%), 5/5/28		2,202	$ 2,208,543
Mallinckrodt International Finance S.A.:
Term Loan, 12.866%, (SOFR + 7.50%), 11/14/28		421	454,575
Term Loan - Second Lien, 14.822%, (SOFR + 9.50%), 11/14/28		2,388	2,570,195
PharmaZell GmbH, Term Loan, 7.972%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	125	128,352
			$ 6,988,997
Professional Services — 4.6%
AlixPartners, LLP, Term Loan, 7.222%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	512	$ 553,206
APFS Staffing Holdings, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 12/29/28		246	239,093
Camelot U.S. Acquisition, LLC, Term Loan, 8.463%, (SOFR + 3.00%), 10/30/26		2,181	2,183,938
CoreLogic, Inc., Term Loan, 8.963%, (SOFR + 3.50%), 6/2/28		3,075	2,900,064
Corporation Service Company, Term Loan, 8.698%, (SOFR + 3.25%), 11/2/29		301	301,551
Deerfield Dakota Holding, LLC, Term Loan, 9.14%, (SOFR + 3.75%), 4/9/27		2,276	2,235,598
EAB Global, Inc., Term Loan, 8.963%, (SOFR + 3.50%), 8/16/28		1,496	1,490,715
Employbridge Holding Company, Term Loan, 10.407%, (SOFR + 4.75%), 7/19/28		2,014	1,652,067
Genuine Financial Holdings, LLC, Term Loan, 9.40%, (SOFR + 4.00%), 9/27/30		400	398,700
Neptune Bidco US, Inc., Term Loan, 10.507%, (SOFR + 5.00%), 4/11/29		1,866	1,677,119
Rockwood Service Corporation, Term Loan, 9.713%, (SOFR + 4.25%), 1/23/27		1,072	1,074,845
Vaco Holdings, LLC, Term Loan, 10.587%, (SOFR + 5.00%), 1/21/29		1,243	1,201,133
			$ 15,908,029
Real Estate Management & Development — 0.4%
Greystar Real Estate Partners, LLC, Term Loan, 9.147%, (SOFR + 3.75%), 8/21/30		600	$ 601,500
Homeserve USA Holding Corp., Term Loan, 8.331%, (SOFR + 3.00%), 10/21/30		925	925,771
			$ 1,527,271
Road & Rail — 1.8%
First Student Bidco, Inc.:
Term Loan, 8.652%, (SOFR + 3.00%), 7/21/28		517	$ 509,624

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)		Value
Road & Rail (continued)
First Student Bidco, Inc.: (continued)
Term Loan, 8.655%, (SOFR + 3.00%), 7/21/28		1,375	$ 1,355,814
Grab Holdings, Inc., Term Loan, 9.843%, (SOFR + 4.50%), 1/29/26		1,112	1,119,161
Hertz Corporation (The):
Term Loan, 9.14%, (SOFR + 3.75%), 6/30/28		725	717,675
Term Loan, 6/30/28 (9)		9	8,449
Kenan Advantage Group, Inc., Term Loan, 9.213%, (SOFR + 3.75%), 3/24/26		2,577	2,574,365
			$ 6,285,088
Semiconductors & Semiconductor Equipment — 0.9%
Altar Bidco, Inc.:
Term Loan, 8.142%, (SOFR + 3.10%), 2/1/29 (10)		1,831	$ 1,824,018
Term Loan - Second Lien, 10.493%, (SOFR + 5.60%), 2/1/30		475	460,750
Bright Bidco B.V., Term Loan, 14.378%, (SOFR + 9.00%), 6.378% cash, 8.00% PIK, 10/31/27		479	185,391
Entegris, Inc., Term Loan, 7.89%, (SOFR + 2.50%), 7/6/29		758	760,807
			$ 3,230,966
Software — 22.1%
Applied Systems, Inc., Term Loan, 9.89%, (SOFR + 4.50%), 9/18/26		647	$ 649,695
AppLovin Corporation, Term Loan, 8.448%, (SOFR + 3.10%), 8/16/30		1,753	1,755,300
Aptean, Inc., Term Loan, 9.698%, (SOFR + 4.25%), 4/23/26		1,028	1,028,454
AQA Acquisition Holding, Inc., Term Loan, 9.895%, (SOFR + 4.25%), 3/3/28		953	950,878
Astra Acquisition Corp.:
Term Loan, 10.902%, (SOFR + 5.25%), 10/25/28		935	624,928
Term Loan - Second Lien, 14.527%, (SOFR + 8.87%), 10/25/29		1,450	752,007
Banff Merger Sub, Inc.:
Term Loan, 7.847%, (1 mo. EURIBOR + 4.00%), 10/2/25	EUR	288	313,406
Term Loan, 9.213%, (SOFR + 3.75%), 10/2/25		3,662	3,666,469
Term Loan - Second Lien, 10.963%, (SOFR + 5.50%), 2/27/26		775	774,273
Central Parent, Inc., Term Loan, 9.406%, (SOFR + 4.00%), 7/6/29		2,084	2,087,995
CentralSquare Technologies, LLC, Term Loan, 9.29%, (SOFR + 3.75%), 8/29/25		712	678,603
Cloud Software Group, Inc., Term Loan, 9.99%, (SOFR + 4.50%), 3/30/29		2,981	2,861,982
Borrower/Description	Principal Amount * (000's omitted)	Value
Software (continued)
Cloudera, Inc.:
Term Loan, 9.198%, (SOFR + 3.75%), 10/8/28	2,358	$ 2,323,613
Term Loan - Second Lien, 11.448%, (SOFR + 6.00%), 10/8/29	650	610,459
Cornerstone OnDemand, Inc., Term Loan, 9.213%, (SOFR + 3.75%), 10/16/28	1,157	1,118,314
Delta TopCo, Inc.:
Term Loan, 9.069%, (SOFR + 3.75%), 12/1/27	1,527	1,520,464
Term Loan - Second Lien, 12.569%, (SOFR + 7.25%), 12/1/28	2,250	2,252,813
E2open, LLC, Term Loan, 8.963%, (SOFR + 3.50%), 2/4/28	951	948,271
ECI Macola Max Holding, LLC, Term Loan, 9.402%, (SOFR + 3.75%), 11/9/27	1,387	1,385,230
Epicor Software Corporation:
Term Loan, 8.713%, (SOFR + 3.25%), 7/30/27	2,462	2,469,291
Term Loan, 9.098%, (SOFR + 3.75%), 7/30/27	850	856,640
Fiserv Investment Solutions, Inc., Term Loan, 9.372%, (SOFR + 4.00%), 2/18/27	1,474	1,399,940
GoTo Group, Inc., Term Loan, 10.283%, (SOFR + 4.75%), 8/31/27	1,994	1,323,767
Greeneden U.S. Holdings II, LLC, Term Loan, 9.463%, (SOFR + 4.00%), 12/1/27	2,366	2,371,926
Imperva, Inc., Term Loan, 9.631%, (SOFR + 4.00%), 1/12/26	2,340	2,340,805
iSolved, Inc., Term Loan, 9.484%, (SOFR + 4.00%), 10/14/30	500	500,729
Ivanti Software, Inc., Term Loan, 9.907%, (SOFR + 4.25%), 12/1/27	1,253	1,164,340
Magenta Buyer, LLC:
Term Loan, 10.645%, (SOFR + 5.00%), 7/27/28	1,818	1,172,434
Term Loan - Second Lien, 13.895%, (SOFR + 8.25%), 7/27/29	625	221,484
Marcel LUX IV S.a.r.l., Term Loan, 11/7/30 (9)	1,300	1,304,063
Maverick Bidco, Inc., Term Loan, 9.283%, (SOFR + 3.75%), 5/18/28	844	831,436
McAfee, LLC, Term Loan, 9.17%, (SOFR + 3.75%), 3/1/29	2,469	2,446,119
Mediaocean, LLC, Term Loan, 8.948%, (SOFR + 3.50%), 12/15/28	542	525,723
Mosel Bidco SE, Term Loan, 10.164%, (SOFR + 4.75%), 9/16/30	250	250,313
Open Text Corporation, Term Loan, 8.198%, (SOFR + 2.75%), 1/31/30	2,040	2,044,508
Proofpoint, Inc., Term Loan, 8.713%, (SOFR + 3.25%), 8/31/28	2,948	2,931,740
Quartz AcquireCo, LLC, Term Loan, 8.848%, (SOFR + 3.50%), 6/28/30	750	751,875

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount * (000's omitted)		Value
Software (continued)
Quest Software US Holdings, Inc., Term Loan, 9.783%, (SOFR + 4.25%), 2/1/29		1,766	$ 1,302,689
Redstone Holdco 2, L.P., Term Loan, 10.207%, (SOFR + 4.75%), 4/27/28		1,498	1,146,164
Sabre GLBL, Inc.:
Term Loan, 8.963%, (SOFR + 3.50%), 12/17/27		1,472	1,256,145
Term Loan, 8.963%, (SOFR + 3.50%), 12/17/27		942	803,868
Term Loan, 9.698%, (SOFR + 4.25%), 6/30/28		973	835,029
Skillsoft Corporation, Term Loan, 10.694%, (SOFR + 5.25%), 7/14/28		1,492	1,391,278
SolarWinds Holdings, Inc., Term Loan, 9.098%, (SOFR + 3.75%), 2/5/27		1,667	1,667,355
Sophia, L.P., Term Loan, 8.948%, (SOFR + 3.50%), 10/7/27		4,152	4,163,149
Ultimate Software Group, Inc. (The):
Term Loan, 8.764%, (SOFR + 3.25%), 5/4/26		4,500	4,504,622
Term Loan, 9.233%, (SOFR + 3.75%), 5/4/26		1,690	1,696,721
Veritas US, Inc.:
Term Loan, 8.722%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	362	302,018
Term Loan, 10.463%, (SOFR + 5.00%), 9/1/25		2,123	1,677,064
Vision Solutions, Inc., Term Loan, 9.64%, (SOFR + 4.00%), 4/24/28		4,196	4,110,763
			$ 76,067,152
Specialty Retail — 5.2%
Boels Topholding B.V., Term Loan, 7.206%, (EURIBOR + 3.25%), 2/6/27 (10)	EUR	517	$ 563,760
Great Outdoors Group, LLC, Term Loan, 9.402%, (SOFR + 3.75%), 3/6/28		2,869	2,851,582
Harbor Freight Tools USA, Inc., Term Loan, 8.093%, (SOFR + 2.75%), 10/19/27		3,184	3,165,731
Hoya Midco, LLC, Term Loan, 8.633%, (SOFR + 3.25%), 2/3/29		973	972,562
Les Schwab Tire Centers, Term Loan, 8.694%, (SOFR + 3.25%), 11/2/27		4,606	4,609,914
LIDS Holdings, Inc., Term Loan, 11.06%, (SOFR + 5.50%), 12/14/26		352	341,016
Mattress Firm, Inc., Term Loan, 9.95%, (6 mo. USD LIBOR + 4.25%), 9/25/28		2,207	2,195,562
PetSmart, Inc., Term Loan, 9.198%, (SOFR + 3.75%), 2/11/28		3,201	3,179,303
			$ 17,879,430
Trading Companies & Distributors — 4.1%
DXP Enterprises, Inc., Term Loan, 10.291%, (SOFR + 4.75%), 10/11/30		700	$ 700,875
Borrower/Description	Principal Amount * (000's omitted)		Value
Trading Companies & Distributors (continued)
Electro Rent Corporation, Term Loan, 11.002%, (SOFR + 5.50%), 11/1/24		1,691	$ 1,624,184
Patagonia Bidco Limited, Term Loan, 10.437%, (SONIA + 5.25%), 11/1/28	GBP	1,350	1,418,835
Spin Holdco, Inc., Term Loan, 9.664%, (SOFR + 4.00%), 3/4/28		4,558	3,959,871
SRS Distribution, Inc.:
Term Loan, 8.948%, (SOFR + 3.50%), 6/2/28		344	340,092
Term Loan, 8.963%, (SOFR + 3.50%), 6/2/28		2,635	2,606,965
White Cap Buyer, LLC, Term Loan, 9.098%, (SOFR + 3.75%), 10/19/27		2,304	2,306,102
Windsor Holdings III, LLC, Term Loan, 9.82%, (SOFR + 4.50%), 8/1/30		1,050	1,054,302
			$ 14,011,226
Transportation Infrastructure — 0.1%
Brown Group Holding, LLC, Term Loan, 9.127%, (SOFR + 3.75%), 7/2/29 (10)		223	$ 223,202
			$ 223,202
Wireless Telecommunication Services — 0.6%
CCI Buyer, Inc., Term Loan, 9.39%, (SOFR + 4.00%), 12/17/27		368	$ 366,508
Digicel International Finance Limited, Term Loan, 8.981%, (6 mo. USD LIBOR + 3.25%), 5/28/24		1,716	1,599,727
			$ 1,966,235
Total Senior Floating-Rate Loans (identified cost $492,502,986)			$ 477,137,826

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.26% (12)	5,354,115	$ 5,354,115
Total Short-Term Investments (identified cost $5,354,115)		$ 5,354,115
Total Investments — 159.4% (identified cost $572,804,229)		$ 549,570,075
Less Unfunded Loan Commitments — (0.0)% (6)		$ (5,305)
Net Investments — 159.4% (identified cost $572,798,924)		$ 549,564,770
Notes Payable — (34.8)%		$ (120,000,000)
Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (23.2)%		$ (79,994,423)
Other Assets, Less Liabilities — (1.4)%		$ (4,773,305)
Net Assets Applicable to Common Shares — 100.0%		$ 344,797,042
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2023, the aggregate value of these securities is $52,317,767 or 15.2% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2023.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.
(7)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	This Senior Loan will settle after November 30, 2023, at which time the interest rate will be determined.
(10)	The stated interest rate represents the weighted average interest rate at November 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(11)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At November 30, 2023, the total value of unfunded loan commitments is $4,111. See Note 1F for description.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2023.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,540,902	EUR	9,015,019	Standard Chartered Bank	12/4/23	$ —	$ (271,951)
EUR	2,000,000	USD	2,123,676	Standard Chartered Bank	12/29/23	55,845	—
USD	190,798	EUR	180,771	Australia and New Zealand Banking Group Limited	12/29/23	—	(6,199)
USD	1,328,709	EUR	1,260,000	Australia and New Zealand Banking Group Limited	12/29/23	—	(44,389)
USD	1,329,282	EUR	1,260,000	Goldman Sachs International	12/29/23	—	(43,816)
USD	1,328,698	EUR	1,260,000	State Street Bank and Trust Company	12/29/23	—	(44,400)
USD	1,408,712	EUR	1,336,202	State Street Bank and Trust Company	12/29/23	—	(47,428)
USD	1,408,618	EUR	1,336,202	State Street Bank and Trust Company	12/29/23	—	(47,522)

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,849,823	EUR	9,015,019	Standard Chartered Bank	1/3/24	$ 23,192	$ —
USD	1,736,924	EUR	1,574,000	Bank of America, N.A.	2/29/24	17,106	—
USD	1,727,212	EUR	1,565,270	Bank of America, N.A.	2/29/24	16,935	—
USD	1,709,020	EUR	1,550,000	Bank of America, N.A.	2/29/24	15,426	—
USD	244,230	EUR	221,458	Bank of America, N.A.	2/29/24	2,255	—
USD	1,736,836	EUR	1,574,000	HSBC Bank USA, N.A.	2/29/24	17,019	—
USD	1,787,670	EUR	1,620,000	Standard Chartered Bank	2/29/24	17,591	—
USD	2,713,097	GBP	2,142,476	Bank of America, N.A.	2/29/24	6,633	—
USD	8,876	GBP	7,004	Standard Chartered Bank	2/29/24	28	—
						$172,030	$(505,705)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Statement of Assets and Liabilities (Unaudited)

November 30, 2023
Assets
Unaffiliated investments, at value (identified cost $567,444,809)	$ 544,210,655
Affiliated investments, at value (identified cost $5,354,115)	5,354,115
Cash	5,726,814
Foreign currency, at value (identified cost $2,546,238)	2,539,674
Interest and dividends receivable	4,655,741
Dividends receivable from affiliated investments	39,749
Receivable for investments sold	8,848,376
Receivable for open forward foreign currency exchange contracts	172,030
Prepaid upfront fees on notes payable and variable rate term preferred shares	69,683
Trustees' deferred compensation plan	133,210
Prepaid expenses	9,235
Total assets	$571,759,282
Liabilities
Notes payable	$ 120,000,000
Variable rate term preferred shares, at liquidation value (net of unamortized deferred debt issuance costs of $5,577)	79,994,423
Payable for investments purchased	23,784,168
Payable for open forward foreign currency exchange contracts	505,705
Payable to affiliates:
Investment adviser fee	337,619
Trustees' fees	6,072
Trustees' deferred compensation plan	133,210
Interest expense and fees payable	2,028,803
Accrued expenses	172,240
Total liabilities	$226,962,240
Net assets applicable to common shares	$344,797,042
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 261,814
Additional paid-in capital	429,715,546
Accumulated loss	(85,180,318)
Net assets applicable to common shares	$344,797,042
Common Shares Issued and Outstanding	26,181,373
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 13.17

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
November 30, 2023
Investment Income
Dividend income	$ 471,802
Dividend income from affiliated investments	355,993
Interest and other income	28,596,500
Total investment income	$ 29,424,295
Expenses
Investment adviser fee	$ 2,142,319
Trustees’ fees and expenses	18,266
Custodian fee	86,778
Transfer and dividend disbursing agent fees	15,266
Legal and accounting services	80,576
Printing and postage	65,857
Interest expense and fees	6,859,521
Miscellaneous	48,701
Total expenses	$ 9,317,284
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 9,664
Total expense reductions	$ 9,664
Net expenses	$ 9,307,620
Net investment income	$ 20,116,675
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (13,637,282)
Foreign currency transactions	107,826
Forward foreign currency exchange contracts	549,816
Net realized loss	$(12,979,640)
Change in unrealized appreciation (depreciation):
Investments	$ 25,533,898
Foreign currency	(14,904)
Forward foreign currency exchange contracts	(757,792)
Net change in unrealized appreciation (depreciation)	$ 24,761,202
Net realized and unrealized gain	$ 11,781,562
Net increase in net assets from operations	$ 31,898,237

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Statements of Changes in Net Assets

	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 20,116,675	$ 33,572,147
Net realized loss	(12,979,640)	(7,368,012)
Net change in unrealized appreciation (depreciation)	24,761,202	(11,280,978)
Net increase in net assets from operations	$ 31,898,237	$ 14,923,157
Distributions to common shareholders	$ (19,560,395)	$ (30,661,298)
Capital share transactions:
Cost of shares repurchased in tender offer (see Note 6)	$ (37,098,140)	$ —
Net decrease in net assets from capital share transactions	$ (37,098,140)	$ —
Net decrease in net assets	$ (24,760,298)	$ (15,738,141)
Net Assets Applicable to Common Shares
At beginning of period	$ 369,557,340	$ 385,295,481
At end of period	$344,797,042	$369,557,340

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Statement of Cash Flows (Unaudited)

Six Months Ended
November 30, 2023
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 31,898,237
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(71,450,527)
Investments sold and principal repayments	104,540,303
Decrease in short-term investments, net	709,434
Net amortization/accretion of premium (discount)	(1,069,692)
Amortization of deferred debt issuance costs on variable rate term preferred shares	16,104
Amortization of prepaid upfront fees on notes payable and variable rate term preferred shares	62,631
Decrease in interest and dividends receivable	34,078
Increase in dividends receivable from affiliated investments	(6,025)
Increase in Trustees’ deferred compensation plan	(133,210)
Decrease in cash collateral due to broker	(300,000)
Decrease in payable to affiliate for investment adviser fee	(24,798)
Decrease in payable to affiliate for Trustees' fees	(135)
Increase in interest expense and fees payable	525,667
Increase in payable to affiliate for Trustees' deferred compensation plan	133,210
Decrease in accrued expenses	(214,035)
Decrease in unfunded loan commitments	(102,412)
Net change in unrealized (appreciation) depreciation from investments	(25,533,898)
Net change in unrealized (appreciation) depreciation from forward foreign currency exchange contracts (OTC)	757,792
Net realized loss from investments	13,637,282
Net cash provided by operating activities	$ 53,480,006
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$ (19,560,395)
Repurchases of common shares in tender offer	(37,098,140)
Proceeds from notes payable	40,000,000
Repayments of notes payable	(38,000,000)
Net cash used in financing activities	$ (54,658,535)
Net decrease in cash and restricted cash*	$ (1,178,529)
Cash and restricted cash at beginning of period (including foreign currency)	$ 9,445,017
Cash at end of period (including foreign currency)	$ 8,266,488
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings and variable rate term preferred shares	$ 6,255,119
*	Includes net change in unrealized (appreciation) depreciation on foreign currency of $20,683.

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Financial Highlights

Selected data for a common share outstanding during the periods stated
	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period (Common shares)	$ 12.700	$ 13.240	$ 14.560	$ 13.030	$ 15.210	$ 15.610
Income (Loss) From Operations
Net investment income (1)	$ 0.705	$ 1.154	$ 0.705	$ 0.718	$ 0.843	$ 0.847
Net realized and unrealized gain (loss)	0.422	(0.640)	(1.159)	1.545	(2.016)	(0.373)
Total income (loss) from operations	$ 1.127	$ 0.514	$ (0.454)	$ 2.263	$ (1.173)	$ 0.474
Less Distributions to Common Shareholders
From net investment income	$ (0.684)	$ (1.054)	$ (0.804)	$ (0.733)	$ (1.007)	$ (0.874)
Tax return of capital	—	—	(0.126)	—	—	—
Total distributions to common shareholders	$ (0.684)	$ (1.054)	$ (0.930)	$ (0.733)	$ (1.007)	$ (0.874)
Premium from common shares sold through shelf offering (see Note 6) (1)	$ —	$ —	$ 0.009	$ —	$ —	$ —
Discount on tender offer (see Note 6) (1)	$ 0.027	$ —	$ 0.055	$ —	$ —	$ —
Net asset value — End of period (Common shares)	$13.170	$12.700	$13.240	$14.560	$13.030	$15.210
Market value — End of period (Common shares)	$12.340	$11.240	$12.280	$14.280	$11.240	$13.480
Total Investment Return on Net Asset Value (2)	9.69% (3)	4.87%	(2.81)%	18.25%	(7.36)%	3.77%
Total Investment Return on Market Value (2)	16.12% (3)	0.14%	(8.10)%	34.36%	(9.83)%	(3.32)%

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Financial Highlights — continued

Selected data for a common share outstanding during the periods stated
	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$344,797	$369,557	$385,295	$580,590	$519,465	$606,408
Ratios (as a percentage of average daily net assets applicable to common shares): †
Expenses excluding interest and fees	1.31% (4)(5)	1.32% (4)	1.25%	1.33%	1.26%	1.28%
Interest and fee expense (6)	3.67% (5)	2.89%	0.92%	0.91%	1.79%	2.00%
Total expenses	4.98% (4)(5)	4.21% (4)	2.17%	2.24%	3.05%	3.28%
Net investment income	10.75% (5)	8.98%	4.91%	5.08%	5.85%	5.49%
Portfolio Turnover	15% (3)	16%	53%	32%	34%	24%
Senior Securities:
Total notes payable outstanding (in 000’s)	$120,000	$118,000	$147,000	$250,000	$190,000	$248,000
Asset coverage per $1,000 of notes payable (7)	$ 4,540	$ 4,810	$ 4,165	$ 3,642	$ 4,155	$ 3,768
Total preferred shares outstanding	800	800	800	800	800	800
Asset coverage per preferred share (8)	$272,399	$286,645	$269,734	$275,936	$292,394	$284,880
Involuntary liquidation preference per preferred share (9)	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
Approximate market value per preferred share (9)	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust's dividend reinvestment plan.
(3)	Not annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Trust’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended November 30, 2023 and the year ended May 31, 2023).
(5)	Annualized.
(6)	Interest and fee expense relates to variable rate term preferred shares (see Note 2) and the notes payable (see Note 8).
(7)	Calculated by subtracting the Trust's total liabilities (not including the notes payable and preferred shares) from the Trust's total assets, and dividing the result by the notes payable balance in thousands.
(8)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 272%, 287%, 270%, 276%, 292% and 285% at November 30, 2023 and May 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(9)	Plus accumulated and unpaid dividends.
†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below.
	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31,
		2023	2022	2021	2020	2019
Expenses excluding interest and fees	0.86%	0.85%	0.84%	0.85%	0.81%	0.83%
Interest and fee expense	2.40%	1.85%	0.62%	0.58%	1.16%	1.31%
Total expenses	3.26%	2.70%	1.46%	1.43%	1.97%	2.14%
Net investment income	7.05%	5.75%	3.32%	3.25%	3.79%	3.58%

See Notes to Financial Statements.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Floating-Rate Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.
The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation
—
The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans.
Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations.
Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities.
Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives.
Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies.
Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other.
Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation.
In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Trust’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions
—
Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income
—
Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes
—
The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of November 30, 2023, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation
—
Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments
—
The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At November 30, 2023, the Trust had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates
—
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications
—
Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts
—
The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Interim Financial Statements
—
The interim financial statements relating to November 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Variable Rate Term Preferred Shares
On December 18, 2012, the Trust issued 800 shares of Series C-1 Variable Rate Term Preferred Shares (Series C-1 VRTP Shares) in a private offering to a commercial paper conduit sponsored by a large financial institution. The Trust used the net proceeds from the issuance to enter into a series of transactions which resulted in a redemption and/or repurchase of its Auction Preferred Shares.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Notes to Financial Statements (Unaudited) — continued

On September 30, 2016, the Series C-1 VRTP Shares were transferred to another large financial institution (the Assignee) as permitted by the Trust’s By-laws. The transferred Series C-1 VRTP Shares were then exchanged for an equal number of Series L-2 Variable Rate Term Preferred Shares (Series L-2 VRTP Shares), and the mandatory redemption date was extended to three years from the date of transfer and subsequently extended to January 24, 2024. Effective July 7, 2023, the Trust's Board of Trustees approved an amendment to the Trust's By-Laws to extend the mandatory redemption date of the Series L-2 VRTP Shares to January 24, 2025, to change the applicable base rate with respect to dividends paid on the Series L-2 VRTP Shares to the three-month Secured Overnight Financing Rate, and to amend the applicable spread to such base rate to 2.30% based on the Series L-2 VRTP Shares' current credit rating, which is provided by Moody's Investors Service. Prior to July 7, 2023, dividends on the Series L-2 VRTP Shares were determined each day based on a spread of 1.75% to three-month LIBOR.
The Series L-2 VRTP Shares are redeemable at the option of the Trust at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any business day and solely for the purpose of reducing the leverage of the Trust. The Series L-2 VRTP Shares are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance or leverage ratio requirements with respect to the Series L-2 VRTP Shares. Six months prior to the mandatory redemption date, the Trust is required to segregate in a liquidity account with its custodian investments equal to 110% of the Series L-2 VRTP Shares' redemption price, and over the six-month period execute a series of liquidation transactions to assure sufficient liquidity to redeem the Series L-2 VRTP Shares. The holders of the Series L-2 VRTP Shares, voting as a class, are entitled to elect two Trustees of the Trust. If the dividends on the Series L-2 VRTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the Series L-2 VRTP Shares as a class have the right to elect a majority of the Board of Trustees.
The Series L-2 VRTP Shares have a liquidation preference of $100,000 per share and a par value of $0.01 per share. For financial reporting purposes, the liquidation value of the Series L-2 VRTP Shares (net of unamortized deferred debt issuance costs) is presented as a liability on the Statement of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on Series L-2 VRTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statement of Operations.
In connection with the transfer of the Series C-1 VRTP Shares to the Assignee on September 30, 2016, the Trust paid an upfront fee of $400,000 and debt issuance costs of $458,267. The Trust paid additional debt issuance costs of $52,580 in connection with the second extension of the mandatory redemption date of the Series L-2 VRTP Shares. These amounts are being amortized to interest expense and fees through January 24, 2024. The unamortized amount of the debt issuance costs as of November 30, 2023 is presented as a reduction of the liability for variable rate term preferred shares on the Statement of Assets and Liabilities.
The carrying amount of the Series L-2 VRTP Shares at November 30, 2023 represents its liquidation value, which approximates fair value. If measured at fair value, the Series L-2 VRTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 10) at November 30, 2023. The average liquidation preference of the Series L-2 VRTP Shares during the six months ended November 30, 2023 was $80,000,000.
3  Distributions to Shareholders and Income Tax Information
The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding Series L-2 VRTP Shares. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Dividends on the Series L-2 VRTP Shares are accrued daily and payable quarterly. The dividend rate on the Series L-2 VRTP Shares at November 30, 2023 was 7.41%. The amount of dividends accrued and the average annual dividend rate of the Series L-2 VRTP Shares during the six months ended November 30, 2023 were $2,949,550 and 7.37%, respectively.
Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At May 31, 2023, the Trust, for federal income tax purposes, had deferred capital losses of $54,320,421 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at May 31, 2023, $4,516,530 are short-term and $49,803,891 are long-term.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at November 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 572,770,742
Gross unrealized appreciation	$ 3,451,698
Gross unrealized depreciation	(26,991,345)
Net unrealized depreciation	$ (23,539,647)
4  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Trust. The investment adviser fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets, as defined in the Trust’s investment advisory agreement, means total assets of the Trust, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Trust’s investment objectives and policies, and/or (iv) any other means. Accrued expenses includes other liabilities other than indebtedness attributable to leverage. For the six months ended November 30, 2023, the Trust’s investment adviser fee amounted to $2,142,319.
The Trust may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Trust is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Trust due to its investment in the Liquidity Fund. For the six months ended November 30, 2023, the investment adviser fee paid was reduced by $9,664 relating to the Trust’s investment in the Liquidity Fund. EVM also serves as administrator of the Trust, but receives no compensation.
Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Trust are officers of EVM.
5  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $84,811,897 and $111,937,323, respectively, for the six months ended November 30, 2023.
6  Common Shares of Beneficial Interest and Shelf Offering
The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended November 30, 2023 and the year ended May 31, 2023.
On May 12, 2021, the Trust announced that it will conduct cash tender offers in the fourth quarter of each of 2022, 2023 and 2024 (each, a “Conditional Tender Offer”) for up to 10% of the Trust’s then-outstanding common shares if, from January to August of the relevant year, the Trust’s shares trade at an average daily discount to NAV of more than 10%, based upon the Trust’s volume-weighted average market price and NAV on each business day during the period. If triggered, common shares tendered and accepted in a Conditional Tender Offer would be repurchased at a price per share equal to 98% of the Trust’s NAV as of the close of regular trading on the New York Stock Exchange on the date such Conditional Tender Offer expires.
On September 26, 2023, the Trust commenced a cash tender offer for up to 5,903,838 of its outstanding common shares. The tender offer expired at 5:00 P.M. Eastern Time on October 25, 2023. The number of shares properly tendered was 2,909,042. The purchase price of the properly tendered shares was equal to $12.7527 per share for an aggregate purchase price of $37,098,140. The condition to trigger a tender offer by the Trust in the fourth quarter of 2022 was not met.
Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 5,495,789 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. There were no shares sold by the Trust pursuant to its shelf offering for the six months ended November 30, 2023 and the year ended May 31, 2023.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Notes to Financial Statements (Unaudited) — continued

In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended November 30, 2023 and the year ended May 31, 2023.
7  Financial Instruments
The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at November 30, 2023 is included in the Portfolio of Investments. At November 30, 2023, the Trust had sufficient cash and/or securities to cover commitments under these contracts.
The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At November 30, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $505,705. At November 30, 2023, there were no assets pledged as collateral by the Trust for such liability.
The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at November 30, 2023 was as follows:
	Fair Value
Derivative	Asset Derivative (1)	Liability Derivative (2)
Forward foreign currency exchange contracts	$172,030	$(505,705)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Notes to Financial Statements (Unaudited) — continued

The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets and pledged by the Trust for such liabilities as of November 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets (b)
Bank of America, N.A.	$ 58,355	$ —	$ —	$ —	$ 58,355
HSBC Bank USA, N.A.	17,019	—	—	—	17,019
Standard Chartered Bank	96,656	(96,656)	—	—	—
	$172,030	$(96,656)	$ —	$ —	$75,374

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged (a)	Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities (c)
Australia and New Zealand Banking Group Limited	$ (50,588)	$ —	$ —	$ —	$ (50,588)
Goldman Sachs International	(43,816)	—	—	—	(43,816)
Standard Chartered Bank	(271,951)	96,656	—	—	(175,295)
State Street Bank and Trust Company	(139,350)	—	—	—	(139,350)
	$(505,705)	$96,656	$ —	$ —	$(409,049)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended November 30, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income (1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income (2)
Forward foreign currency exchange contracts	$549,816	$(757,792)
(1)	Statement of Operations location: Net realized gain (loss) - Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended November 30, 2023, which is indicative of the volume of this derivative type, was approximately $42,973,000.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Notes to Financial Statements (Unaudited) — continued

8  Revolving Credit and Security Agreement
The Trust has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $190 million pursuant to a revolving line of credit. Borrowings under the Agreement are secured by the assets of the Trust. Interest is generally charged at a rate above the Secured Overnight Financing Rate (SOFR) and is payable monthly. Under the terms of the Agreement, in effect through May 2, 2024, the Trust pays a facility fee of 0.15% on the borrowing limit. In connection with entering into the Agreement, the Trust also paid upfront fees of $95,000, which are being amortized to interest expense to May 2, 2024. The unamortized balance at November 30, 2023 is approximately $43,000 and is included in prepaid upfront fees on notes payable and variable rate term preferred shares on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At November 30, 2023, the Trust had borrowings outstanding under the Agreement of $120,000,000 at an annual interest rate of 6.28%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at November 30, 2023 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at November 30, 2023. For the six months ended November 30, 2023, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $116,437,158 and 6.31%, respectively.
9  Affiliated Investments
At November 30, 2023, the value of the Trust's investment in funds that may be deemed to be affiliated was $5,354,115, which represents 1.6% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the six months ended November 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$6,063,549	$97,860,091	$(98,569,525)	$ —	$ —	$5,354,115	$355,993	5,354,115
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2023, the hierarchy of inputs used in valuing the Trust's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 30,199,144	$ —	$ 30,199,144
Closed-End Funds	7,215,454	—	—	7,215,454
Common Stocks	54,032	3,604,396	32,169	3,690,597
Corporate Bonds	—	25,972,939	—	25,972,939
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	476,681,550	450,971	477,132,521
Short-Term Investments	5,354,115	—	—	5,354,115
Total Investments	$ 12,623,601	$ 536,458,029	$ 483,140	$ 549,564,770

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 172,030	$ —	$ 172,030
Total	$ 12,623,601	$ 536,630,059	$ 483,140	$ 549,736,800
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (505,705)	$ —	$ (505,705)
Total	$ —	$ (505,705)	$ —	$ (505,705)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended November 30, 2023 is not presented.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Trust may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
12  Additional Information
On August 27, 2020, the Trust’s Board of Trustees (the “Board”) received a shareholder demand letter from counsel to Saba Capital Master Fund, Ltd., a hedge fund (“Saba”). Saba also filed claims against the Trust in a lawsuit in Suffolk County Superior Court in Massachusetts asserting breach of contract and fiduciary duty by the Trust and certain of its affiliates, the Trust’s adviser, and the Board, following the implementation by the Trust of by-law amendments that (i) require trustee nominees in contested elections to obtain affirmative votes of a majority of eligible shares in order to be elected and (ii) establish certain requirements related to shares obtained in "Control Share Acquisitions". With respect to the Trust, Saba seeks rescission of these by-law provisions and certain related relief. On March 31, 2021, the court allowed in part and denied in part a motion to dismiss Saba’s claims. Discovery is complete. On January 23, 2023, in ruling on the parties’ cross-motions for partial summary judgment, the court dismissed Saba’s claims for breach of fiduciary duty against the Board, while holding that the control share by-law amendment violated Section 18(i) of the 1940 Act. Additional claims and defenses will be addressed at trial, which is currently scheduled to begin in the Spring of 2024. While management of the Trust is unable to predict the outcome of this matter, it does not believe the outcome would result in the payment of any monetary damages by the Trust.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements
1
for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds,collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1
Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
•
The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Floating-Rate Income Trust (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as the special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. The Board considered the deep experience of the Adviser and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Fund. In this regard, the Board considered, among other things, the Adviser’s and its affiliates’ experience with implementing leverage arrangements, monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisoryand related services are reasonable.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Fund is not continuously offered in the same manner as an open-end fund and that, notwithstanding that the Fund is authorized to issue additional common shares through a shelf offering, the Fund’s assets are not expected to increase materially in the foreseeable future. Accordingly, the Board did not find that the implementation of breakpoints in the advisory fee schedule is warranted at this time.

Eaton Vance
Floating-Rate Income Trust
November 30, 2023
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda *(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a
new
customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer
our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■
Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont:
Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California:
Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents.

The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.
Equiniti Trust Company, LLC (“EQ”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise.
If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings.

Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Share Repurchase Program.

The Fund's Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund's repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund's annual and semi-annual reports to shareholders.
Additional Notice to Shareholders.

If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information.

Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC ("EQ")
PO Box 500
Newark, NJ 07101
Fund Offices
Two International Place
Boston, MA 02110

7739    11.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
June 1 through June 30	0	0	0	0
July 1 through July 31	0	0	0	0
August 1 through August 31	0	0	0	0
September 1 through September 30	0	0	0	0
October 1 through October 31	2,909,042	12.7527	2,909,042	0
November 1 through November 30	0	0	0	0

Total	2,909,042	12.7527	2,909,042	0

On May 12, 2021, the Trust announced that it will conduct cash tender offers in the fourth quarter of each of 2022, 2023 and 2024 (each, a “Conditional Tender Offer”) for up to 10% of the Trust’s then-outstanding common shares if, from January to August of the relevant year, the Trust’s shares trade at an average daily discount to NAV of more than 10%, based upon the Trust’s volume-weighted average market price and NAV on each business day during the period. If triggered, common shares tendered and accepted in a Conditional Tender Offer would be repurchased at a price per share equal to 98% of the Trust’s NAV as of the close of regular trading on the New York Stock Exchange on the date such Conditional Tender Offer expires.

On September 26, 2023, the Trust commenced a cash tender offer for up to 5,903,838 of its outstanding common shares. The tender offer expired at 5:00 P.M. Eastern Time on October 25, 2023. The number of shares properly tendered was 2,909,042. The purchase price of the properly tendered shares was equal to $12.7527 per share for an aggregate purchase price of $37,098,140.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date:	January 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 23, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date:	January 23, 2024